Condensed Financial Statements of Parent Company (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Income:
Other income	$ 292	$ 314
Total interest and dividend income	44,588	38,371
Expenses:
Interest expense	718	765
Income tax expense	3,995	1,579
Net income	7,141	2,692
Northeast Bancorp
Income:
Other income	14	13
Total interest and dividend income	14	13
Expenses:
Interest expense	718	764
General and administrative expenses	1,128	1,068
Total expenses	1,846	1,832
Loss before income taxes and equity in undistributed earnings of subsidiary	(1,832)	(1,819)
Income tax expense	(684)	(390)
(Loss) income before equity in undistributed earnings of subsidiary	(1,148)	(1,429)
Equity in undistributed earnings of subsidiary	8,289	4,121
Net income	$ 7,141	$ 2,692